Schedule of Investments (unaudited) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)	46,039	$9,161,301
Boeing Co.(a)	369,163	70,761,164
BWX Technologies, Inc.(b)	60,931	4,568,606
Curtiss-Wright Corp.(b)	25,666	5,021,040
General Dynamics Corp.(b)	161,447	35,674,944
HEICO Corp.	30,258	4,899,678
HEICO Corp., Class A	53,328	6,891,044
Hexcel Corp.(b)	55,035	3,584,980
Howmet Aerospace, Inc.	250,576	11,589,140
Huntington Ingalls Industries, Inc.	25,281	5,171,987
L3Harris Technologies, Inc.	124,731	21,718,162
Lockheed Martin Corp.	149,836	61,276,930
Mercury Systems, Inc.(a)	30,920	1,146,823
Northrop Grumman Corp.	94,428	41,566,261
RTX Corp.	967,663	69,642,706
Spirit AeroSystems Holdings, Inc., Class A(b)	69,218	1,117,178
Textron, Inc.	133,885	10,461,774
TransDigm Group, Inc.(a)	34,567	29,144,475
Woodward, Inc.(b)	38,517	4,786,122

		398,184,315

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.(b)	74,931	6,453,807
Expeditors International of Washington, Inc.(b)	101,369	11,619,929
FedEx Corp.(b)	152,962	40,522,693
GXO Logistics, Inc.(a)(b)	77,111	4,522,560
United Parcel Service, Inc., Class B	479,491	74,738,262

		137,857,251

Automobile Components — 0.1%
Aptiv PLC(a)	178,460	17,594,371
BorgWarner, Inc.(b)	153,208	6,185,007
Gentex Corp.(b)	158,205	5,147,991
Lear Corp.	38,723	5,196,627
Phinia, Inc.(b)	30,641	820,872
QuantumScape Corp., Class A(a)(b)	193,869	1,296,984

		36,241,852

Automobiles — 2.0%
Ford Motor Co.	2,588,121	32,144,463
General Motors Co.	914,684	30,157,131
Harley-Davidson, Inc.	86,439	2,857,673
Lucid Group, Inc.(a)(b)	490,966	2,744,500
Rivian Automotive, Inc., Class A(a)	438,449	10,645,542
Tesla, Inc.(a)	1,826,217	456,956,018
Thor Industries, Inc.(b)	34,015	3,235,847

		538,741,174

Banks — 3.0%
Bank of America Corp.	4,610,262	126,228,973
Bank OZK(b)	74,032	2,744,366
BOK Financial Corp.(b)	18,661	1,492,507
Citigroup, Inc.	1,289,631	53,042,523
Citizens Financial Group, Inc.(b)	318,303	8,530,520
Columbia Banking System, Inc.	133,760	2,715,328
Comerica, Inc.(b)	84,432	3,508,150
Commerce Bancshares, Inc.(b)	72,963	3,500,765
Cullen/Frost Bankers, Inc.(b)	39,317	3,586,103
East West Bancorp, Inc.	93,895	4,949,205
Fifth Third Bancorp(b)	447,505	11,335,302
First Citizens BancShares, Inc., Class A	7,196	9,931,200
First Hawaiian, Inc.(b)	86,417	1,559,827

Security	Shares	Value

Banks (continued)
First Horizon Corp.(b)	363,544	$4,006,255
FNB Corp.(b)	239,640	2,585,716
Huntington Bancshares, Inc.	960,511	9,989,314
JPMorgan Chase & Co.	1,910,587	277,073,327
KeyCorp	610,889	6,573,166
M&T Bank Corp.(b)	109,048	13,789,120
New York Community Bancorp, Inc.(b)	470,029	5,330,129
NU Holdings Ltd., Class A(a)	1,540,433	11,168,139
Pinnacle Financial Partners, Inc.(b)	51,024	3,420,649
PNC Financial Services Group, Inc.(b)	262,685	32,249,837
Popular, Inc.(b)	44,637	2,812,577
Prosperity Bancshares, Inc.(b)	55,831	3,047,256
Regions Financial Corp.(b)	625,509	10,758,755
Synovus Financial Corp.	94,409	2,624,570
Truist Financial Corp.	874,777	25,027,370
U.S. Bancorp(b)	1,010,830	33,418,040
Webster Financial Corp.(b)	117,551	4,738,481
Wells Fargo & Co.	2,429,088	99,252,536
Western Alliance Bancorp	69,194	3,180,848
Wintrust Financial Corp.	41,848	3,159,524
Zions Bancorp NA(b)	93,587	3,265,250

		790,595,628

Beverages — 1.5%
Boston Beer Co., Inc., Class A(a)	6,589	2,566,613
Brown-Forman Corp., Class A(b)	30,607	1,778,267
Brown-Forman Corp., Class B(b)	123,055	7,099,043
Celsius Holdings, Inc.(a)	35,435	6,080,646
Coca-Cola Co.	2,577,810	144,305,804
Constellation Brands, Inc., Class A	106,556	26,780,720
Keurig Dr. Pepper, Inc.(b)	628,548	19,843,260
Molson Coors Beverage Co., Class B	116,870	7,431,763
Monster Beverage Corp.(a)	490,674	25,981,188
PepsiCo, Inc.	911,822	154,499,120

		396,366,424

Biotechnology — 2.3%
AbbVie, Inc.(b)	1,167,986	174,099,993
Alnylam Pharmaceuticals, Inc.(a)	81,729	14,474,206
Amgen, Inc.	353,565	95,024,129
Apellis Pharmaceuticals, Inc.(a)	64,987	2,472,105
Biogen, Inc.(a)	94,999	24,415,693
BioMarin Pharmaceutical, Inc.(a)(b)	123,472	10,924,803
Exact Sciences Corp.(a)	117,799	8,036,248
Exelixis, Inc.(a)	218,198	4,767,626
Gilead Sciences, Inc.(b)	828,112	62,058,713
Horizon Therapeutics PLC(a)	148,383	17,166,429
Incyte Corp.(a)	123,818	7,152,966
Ionis Pharmaceuticals, Inc.(a)	91,961	4,171,351
Karuna Therapeutics, Inc.(a)	23,172	3,918,154
Mirati Therapeutics, Inc.(a)(b)	27,852	1,213,233
Moderna, Inc.(a)	221,781	22,907,760
Natera, Inc.(a)	70,064	3,100,332
Neurocrine Biosciences, Inc.(a)	63,489	7,142,513
Regeneron Pharmaceuticals, Inc.(a)	68,348	56,247,670
Roivant Sciences Ltd.(a)	229,777	2,683,795
Sarepta Therapeutics, Inc.(a)	58,949	7,145,798
Seagen, Inc.(a)	92,402	19,603,084
Ultragenyx Pharmaceutical, Inc.(a)(b)	47,852	1,705,924
United Therapeutics Corp.(a)	29,954	6,765,710
Vertex Pharmaceuticals, Inc.(a)	170,739	59,372,780

		616,571,015

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Broadline Retail — 3.0%
Amazon.com, Inc.(a)	5,963,208	$758,043,001
Coupang, Inc., Class A(a)	728,772	12,389,124
eBay, Inc.	352,373	15,536,125
Etsy, Inc.(a)(b)	81,977	5,294,075
Kohl’s Corp.(b)	76,214	1,597,445
Macy’s, Inc.(b)	183,566	2,131,201
Nordstrom, Inc.(b)	70,287	1,050,088
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	39,632	3,058,798

		799,099,857

Building Products — 0.6%
A O Smith Corp.	82,238	5,438,399
Advanced Drainage Systems, Inc.(b)	45,074	5,130,773
Allegion PLC	58,238	6,068,400
Armstrong World Industries, Inc.	29,048	2,091,456
AZEK Co., Inc., Class A(a)(b)	83,906	2,495,364
Builders FirstSource, Inc.(a)(b)	84,997	10,581,277
Carlisle Cos., Inc.(b)	33,687	8,733,692
Carrier Global Corp.(b)	549,384	30,325,997
Fortune Brands Innovations, Inc.(b)	84,596	5,258,487
Hayward Holdings, Inc.(a)(b)	92,819	1,308,748
Johnson Controls International PLC	453,087	24,108,759
Lennox International, Inc.	21,298	7,974,823
Masco Corp.	150,007	8,017,874
Owens Corning	59,905	8,171,641
Trane Technologies PLC	150,154	30,467,748
Trex Co., Inc.(a)(b)	71,197	4,387,871

		160,561,309

Capital Markets — 3.0%
Affiliated Managers Group, Inc.	24,285	3,165,307
Ameriprise Financial, Inc.	69,323	22,854,407
Ares Management Corp., Class A(b)	105,642	10,867,392
Bank of New York Mellon Corp.	521,055	22,222,996
BlackRock, Inc.(b)(c)	98,062	63,396,102
Blackstone, Inc., Class A(b)	471,608	50,528,081
Blue Owl Capital, Inc., Class A(b)	305,653	3,961,263
Carlyle Group, Inc.(b)	139,628	4,211,180
Cboe Global Markets, Inc.	69,340	10,831,601
Charles Schwab Corp.	982,264	53,926,294
CME Group, Inc., Class A(b)	236,845	47,421,106
Coinbase Global, Inc., Class A(a)(b)	109,855	8,247,913
Evercore, Inc., Class A(b)	23,211	3,200,333
FactSet Research Systems, Inc.(b)	25,408	11,109,902
Franklin Resources, Inc.(b)	189,006	4,645,767
Goldman Sachs Group, Inc.	213,820	69,185,737
Houlihan Lokey, Inc., Class A	32,394	3,470,045
Interactive Brokers Group, Inc., Class A	65,762	5,692,359
Intercontinental Exchange, Inc.	374,614	41,215,032
Invesco Ltd.	248,796	3,612,518
Janus Henderson Group PLC(b)	91,651	2,366,429
Jefferies Financial Group, Inc.	135,471	4,962,303
KKR & Co., Inc.(b)	425,878	26,234,085
Lazard Ltd., Class A	72,113	2,236,224
LPL Financial Holdings, Inc.(b)	51,489	12,236,361
MarketAxess Holdings, Inc.	24,414	5,215,807
Moody’s Corp., Series R186	104,669	33,093,198
Morgan Stanley	793,157	64,777,132
Morningstar, Inc.(b)	17,115	4,009,018
MSCI, Inc.	51,258	26,299,455
Nasdaq, Inc.	223,500	10,859,865
Northern Trust Corp.	134,107	9,317,754
Raymond James Financial, Inc.(b)	129,241	12,979,674

Security	Shares	Value

Capital Markets (continued)
Robinhood Markets, Inc., Class A(a)	437,505	$4,291,924
S&P Global, Inc.	212,341	77,591,525
SEI Investments Co.	68,639	4,134,127
State Street Corp.(b)	217,601	14,570,563
Stifel Financial Corp.	65,512	4,025,057
T Rowe Price Group, Inc.(b)	143,868	15,087,437
TPG, Inc., Class A(b)	42,282	1,273,534
Tradeweb Markets, Inc., Class A	75,635	6,065,927
Virtu Financial, Inc., Class A	63,979	1,104,917
XP, Inc., Class A	216,477	4,989,795

		791,487,446

Chemicals — 1.6%
Air Products and Chemicals, Inc.	147,196	41,715,346
Albemarle Corp.(b)	77,186	13,124,707
Ashland, Inc., Series B(b)	33,878	2,767,155
Axalta Coating Systems Ltd.(a)	142,223	3,825,799
Celanese Corp., Series 2021(b)	64,418	8,085,747
CF Industries Holdings, Inc.	128,594	11,025,650
Chemours Co.(b)	94,960	2,663,628
Corteva, Inc.	470,405	24,065,920
Dow, Inc.(b)	466,703	24,063,207
DuPont de Nemours, Inc.(b)	302,751	22,582,197
Eastman Chemical Co.	79,266	6,081,288
Ecolab, Inc.	165,347	28,009,782
Element Solutions, Inc.(b)	141,697	2,778,678
FMC Corp.(b)	82,177	5,503,394
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	1,011,690	1,831,159
Huntsman Corp.(b)	115,723	2,823,641
International Flavors & Fragrances, Inc.(b)	169,967	11,586,650
Linde PLC	324,690	120,898,322
LyondellBasell Industries NV, Class A	170,575	16,153,453
Mosaic Co.(b)	220,602	7,853,431
NewMarket Corp.	3,942	1,793,768
Olin Corp.(b)	85,095	4,253,048
PPG Industries, Inc.	154,767	20,088,757
RPM International, Inc.(b)	84,098	7,973,331
Scotts Miracle-Gro Co.(b)	27,058	1,398,357
Sherwin-Williams Co.	156,885	40,013,519
Westlake Corp.(b)	21,978	2,739,997

		435,699,931

Commercial Services & Supplies — 0.5%
Cintas Corp.	57,667	27,738,404
Clean Harbors, Inc.(a)	34,033	5,695,763
Copart, Inc.(a)	565,752	24,378,254
Driven Brands Holdings, Inc.(a)	39,934	502,769
MSA Safety, Inc.	23,646	3,727,792
RB Global, Inc.	118,385	7,399,062
Republic Services, Inc., Class A	136,193	19,408,864
Rollins, Inc.(b)	168,795	6,301,117
Stericycle, Inc.(a)	60,732	2,715,328
Tetra Tech, Inc.(b)	35,050	5,328,652
Waste Management, Inc.	268,264	40,894,164

		144,090,169

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	165,372	30,416,872
Ciena Corp.(a)	95,289	4,503,358
Cisco Systems, Inc.	2,713,914	145,900,017
F5, Inc.(a)	40,478	6,522,625
Juniper Networks, Inc.	209,167	5,812,751
Lumentum Holdings, Inc.(a)(b)	43,302	1,956,384

2

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	108,959	$29,662,998
Ubiquiti, Inc.(b)	2,640	383,592
Viasat, Inc.(a)(b)	77,266	1,426,330

		226,584,927

Construction & Engineering — 0.2%
AECOM(b)	87,614	7,275,467
EMCOR Group, Inc.	30,554	6,428,256
MasTec, Inc.(a)	40,832	2,938,679
MDU Resources Group, Inc.	135,166	2,646,550
Quanta Services, Inc.	94,770	17,728,624
Valmont Industries, Inc.	13,362	3,209,686
WillScot Mobile Mini Holdings Corp.(a)	132,580	5,514,002

		45,741,264

Construction Materials — 0.1%
Eagle Materials, Inc.	22,902	3,813,641
Martin Marietta Materials, Inc.	40,701	16,706,946
Vulcan Materials Co.	87,346	17,645,639

		38,166,226

Consumer Finance — 0.5%
Ally Financial, Inc.	183,913	4,906,799
American Express Co.	392,028	58,486,657
Capital One Financial Corp.	249,985	24,261,044
Credit Acceptance Corp.(a)(b)	4,151	1,909,958
Discover Financial Services	167,118	14,477,433
OneMain Holdings, Inc.	72,266	2,897,144
SLM Corp.	155,536	2,118,400
SoFi Technologies, Inc.(a)(b)	604,518	4,830,099
Synchrony Financial	282,717	8,642,659

		122,530,193

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	271,478	6,176,124
BJ’s Wholesale Club Holdings, Inc.(a)	85,942	6,133,680
Casey’s General Stores, Inc.(b)	24,067	6,534,672
Costco Wholesale Corp.	293,238	165,667,740
Dollar General Corp.	144,463	15,284,185
Dollar Tree, Inc.(a)	137,506	14,637,514
Grocery Outlet Holding Corp.(a)(b)	63,616	1,835,322
Kroger Co.(b)	430,260	19,254,135
Performance Food Group Co.(a)	103,279	6,079,002
Sysco Corp.	334,661	22,104,359
Target Corp.	305,645	33,795,168
U.S. Foods Holding Corp.(a)	149,332	5,928,480
Walgreens Boots Alliance, Inc., Series M(b)	472,311	10,504,197
Walmart, Inc., Series M(b)	944,733	151,091,149

		465,025,727

Containers & Packaging — 0.3%
Amcor PLC	979,164	8,969,142
AptarGroup, Inc.	42,383	5,299,570
Ardagh Group SA, Class A(a)	6,425	35,049
Ardagh Metal Packaging SA(b)	97,793	306,092
Avery Dennison Corp.(b)	53,608	9,792,573
Ball Corp.(b)	206,358	10,272,501
Berry Global Group, Inc.(b)	81,235	5,029,259
Crown Holdings, Inc.(b)	71,425	6,319,684
Graphic Packaging Holding Co.(b)	202,600	4,513,928
International Paper Co.	232,022	8,229,820
Packaging Corp. of America(b)	59,071	9,070,352
Sealed Air Corp.	93,752	3,080,691

Security	Shares	Value

Containers & Packaging (continued)
Silgan Holdings, Inc.(b)	53,550	$2,308,541
Sonoco Products Co.	65,542	3,562,208
Westrock Co.	164,096	5,874,637

		82,664,047

Distributors — 0.1%
Genuine Parts Co.	93,089	13,440,190
LKQ Corp.	175,594	8,693,659
Pool Corp.(b)	25,049	8,919,949

		31,053,798

Diversified Consumer Services — 0.1%
ADT, Inc.(b)	133,480	800,881
Bright Horizons Family Solutions, Inc.(a)(b)	36,928	3,008,155
Grand Canyon Education, Inc.(a)	21,024	2,457,285
H&R Block, Inc.(b)	99,175	4,270,476
Mister Car Wash, Inc.(a)(b)	52,555	289,578
Service Corp. International(b)	99,408	5,680,173

		16,506,548

Diversified REITs — 0.0%
WP Carey, Inc.(b)	138,385	7,483,861

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	4,723,177	70,942,118
ESC GCI Liberty, Inc. (d)	56,944	1
Frontier Communications Parent, Inc.(a)(b)	165,904	2,596,398
Iridium Communications, Inc.	81,262	3,696,608
Verizon Communications, Inc.	2,785,364	90,273,647

		167,508,772

Electric Utilities — 1.4%
Alliant Energy Corp.(b)	163,969	7,944,298
American Electric Power Co., Inc.	339,705	25,552,610
Avangrid, Inc.(b)	47,390	1,429,756
Constellation Energy Corp.(b)	216,483	23,613,966
Duke Energy Corp.	508,491	44,879,416
Edison International	249,807	15,810,285
Entergy Corp.	139,553	12,908,653
Evergy, Inc.	148,296	7,518,607
Eversource Energy	229,836	13,364,963
Exelon Corp.(b)	655,590	24,774,746
FirstEnergy Corp.	359,055	12,272,500
Hawaiian Electric Industries, Inc.(b)	75,674	931,547
IDACORP, Inc.(b)	33,008	3,091,199
NextEra Energy, Inc.(b)	1,339,863	76,760,751
NRG Energy, Inc.(b)	152,106	5,859,123
OGE Energy Corp.	130,632	4,353,965
PG&E Corp.(a)	1,321,006	21,307,827
Pinnacle West Capital Corp.	74,508	5,489,750
PPL Corp.(b)	490,722	11,561,410
Southern Co.	722,826	46,781,299
Xcel Energy, Inc.(b)	363,329	20,789,685

		386,996,356

Electrical Equipment — 0.7%
Acuity Brands, Inc.(b)	20,315	3,459,848
AMETEK, Inc.	151,653	22,408,247
ChargePoint Holdings, Inc., Class A(a)(b)	219,620	1,091,511
Eaton Corp. PLC	263,905	56,285,658
Emerson Electric Co.	376,458	36,354,549
Generac Holdings, Inc.(a)	40,355	4,397,081
Hubbell, Inc.(b)	35,551	11,142,039
nVent Electric PLC	109,802	5,818,408

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Plug Power, Inc.(a)(b)	335,826	$2,552,278
Regal Rexnord Corp.(b)	43,121	6,161,128
Rockwell Automation, Inc.(b)	75,765	21,658,941
Sensata Technologies Holding PLC	101,593	3,842,247
Sunrun, Inc.(a)(b)	136,992	1,720,620
Vertiv Holdings Co., Class A	226,965	8,443,098

		185,335,653

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	387,652	32,558,891
Arrow Electronics, Inc.(a)	37,946	4,752,357
Avnet, Inc.(b)	57,783	2,784,563
CDW Corp.(b)	89,115	17,979,842
Cognex Corp.	115,783	4,913,830
Coherent Corp.(a)	76,051	2,482,305
Corning, Inc.	501,491	15,280,431
Crane NXT Co.(b)	29,782	1,654,986
IPG Photonics Corp.(a)	19,319	1,961,651
Jabil, Inc.	86,515	10,977,888
Keysight Technologies, Inc.(a)	116,993	15,479,344
Littelfuse, Inc.(b)	15,553	3,846,568
National Instruments Corp.	84,959	5,065,256
TD SYNNEX Corp.	26,777	2,673,951
Teledyne Technologies, Inc.(a)	30,864	12,610,413
Trimble, Inc.(a)	165,246	8,900,150
Vontier Corp.	100,593	3,110,336
Zebra Technologies Corp., Class A(a)(b)	33,640	7,956,869

		154,989,631

Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A(b)	667,987	23,593,301
Halliburton Co.(b)	592,380	23,991,390
NOV, Inc.(b)	260,948	5,453,813
Schlumberger NV	944,225	55,048,317
TechnipFMC PLC(b)	286,078	5,818,827

		113,905,648

Entertainment — 1.3%
Activision Blizzard, Inc.	480,827	45,019,832
AMC Entertainment Holdings, Inc., Class A(a)(b)	35,547	284,020
Electronic Arts, Inc.	180,640	21,749,056
Liberty Media Corp.-Liberty Formula One, Class A	14,208	803,320
Liberty Media Corp.-Liberty Formula One, Class C(a)	126,411	7,875,405
Liberty Media Corp.-Liberty Live, Class A	13,217	421,887
Liberty Media Corp.-Liberty Live, Class C(a)	29,820	957,222
Live Nation Entertainment, Inc.(a)	102,695	8,527,793
Madison Square Garden Sports Corp.(b)	12,427	2,190,880
Netflix, Inc.(a)	290,235	109,592,736
Playtika Holding Corp.(a)	15,183	146,212
ROBLOX Corp., Class A(a)(b)	302,657	8,764,947
Roku, Inc., Class A(a)(b)	79,615	5,620,023
Spotify Technology SA(a)	92,429	14,293,221
Take-Two Interactive Software, Inc.(a)	108,721	15,263,341
TKO Group Holdings, Inc., Class A(b)	27,763	2,333,758
Walt Disney Co.(a)	1,210,356	98,099,354
Warner Bros Discovery, Inc., Class A(a)	1,452,768	15,777,060

		357,720,067

Financial Services — 4.2%
Affirm Holdings, Inc., Class A(a)(b)	148,079	3,149,640
Apollo Global Management, Inc.(b)	347,037	31,150,041
Berkshire Hathaway, Inc., Class B(a)	1,212,019	424,570,256

Security	Shares	Value

Financial Services (continued)
Block, Inc., Class A(a)	362,521	$16,045,180
Equitable Holdings, Inc.	236,735	6,720,907
Euronet Worldwide, Inc.(a)	31,047	2,464,511
Fidelity National Information Services, Inc.(b)	390,361	21,575,253
Fiserv, Inc.(a)	405,636	45,820,643
FleetCor Technologies, Inc., Series C(a)(b)	47,721	12,185,080
Global Payments, Inc.	174,681	20,156,441
Jack Henry & Associates, Inc.	47,844	7,231,142
Mastercard, Inc., Class A	555,300	219,848,823
MGIC Investment Corp.(b)	181,135	3,023,143
PayPal Holdings, Inc.(a)	745,011	43,553,343
Rocket Cos., Inc., Class A(a)	81,478	666,490
Shift4 Payments, Inc., Class A(a)(b)	37,509	2,076,873
TFS Financial Corp.(b)	35,153	415,508
Toast, Inc., Class A(a)(b)	230,881	4,324,401
UWM Holdings Corp., Class A(b)	64,344	312,068
Visa, Inc., Class A(b)	1,071,834	246,532,538
Voya Financial, Inc.	66,622	4,427,032
Western Union Co.	195,497	2,576,651
WEX, Inc.(a)(b)	28,114	5,287,962

		1,124,113,926

Food Products — 0.9%
Archer-Daniels-Midland Co.	357,694	26,977,281
Bunge Ltd.(b)	98,432	10,655,264
Campbell Soup Co.(b)	128,189	5,266,004
Conagra Brands, Inc.(b)	315,419	8,648,789
Darling Ingredients, Inc.(a)	103,764	5,416,481
Flowers Foods, Inc.	118,950	2,638,311
Freshpet, Inc.(a)	31,354	2,065,601
General Mills, Inc.	387,418	24,790,878
Hershey Co.	97,136	19,434,971
Hormel Foods Corp.(b)	189,001	7,187,708
Ingredion, Inc.(b)	42,761	4,207,682
J M Smucker Co.	67,180	8,257,094
Kellogg Co.(b)	171,290	10,193,468
Kraft Heinz Co.	529,725	17,819,949
Lamb Weston Holdings, Inc.(b)	96,521	8,924,332
McCormick & Co., Inc.	166,694	12,608,734
Mondelez International, Inc., Class A(b)	900,960	62,526,624
Pilgrim’s Pride Corp.(a)	28,135	642,322
Post Holdings, Inc.(a)(b)	34,781	2,982,123
Seaboard Corp.(b)	198	743,094
Tyson Foods, Inc., Class A(b)	181,659	9,171,963

		251,158,673

Gas Utilities — 0.1%
Atmos Energy Corp.	96,430	10,214,830
National Fuel Gas Co.(b)	56,815	2,949,266
UGI Corp.	135,489	3,116,247

		16,280,343

Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	13,166	2,365,799
CSX Corp.	1,339,118	41,177,878
Hertz Global Holdings, Inc.(a)(b)	86,630	1,061,218
JB Hunt Transport Services, Inc.(b)	54,036	10,186,867
Knight-Swift Transportation Holdings, Inc.(b)	103,727	5,201,909
Landstar System, Inc.(b)	23,133	4,093,153
Lyft, Inc., Class A(a)(b)	208,860	2,201,384
Norfolk Southern Corp.	149,862	29,512,324
Old Dominion Freight Line, Inc.(b)	65,041	26,610,875
Ryder System, Inc.(b)	31,534	3,372,561
Saia, Inc.(a)	17,306	6,899,037

4

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
Schneider National, Inc., Class B	38,489	$1,065,760
Uber Technologies, Inc.(a)	1,285,127	59,102,991
U-Haul Holding Co.(a)(b)	5,406	295,005
U-Haul Holding Co., Series N(b)	66,320	3,474,505
Union Pacific Corp.(b)	403,440	82,152,487
XPO, Inc.(a)	75,064	5,604,278

		284,378,031

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	1,145,745	110,965,403
Align Technology, Inc.(a)	50,334	15,367,977
Baxter International, Inc.(b)	333,813	12,598,103
Becton Dickinson & Co.	186,952	48,332,701
Boston Scientific Corp.(a)	952,270	50,279,856
Cooper Cos., Inc.	32,445	10,317,834
DENTSPLY SIRONA, Inc.	142,763	4,876,784
Dexcom, Inc.(a)	255,033	23,794,579
Edwards Lifesciences Corp.(a)(b)	397,117	27,512,266
Enovis Corp.(a)	34,315	1,809,430
Envista Holdings Corp.(a)	105,055	2,928,933
GE HealthCare Technologies, Inc.(a)	257,119	17,494,377
Globus Medical, Inc., Class A(a)	78,087	3,877,019
Hologic, Inc.(a)	160,174	11,116,076
ICU Medical, Inc.(a)	12,997	1,546,773
IDEXX Laboratories, Inc.(a)	54,299	23,743,324
Inspire Medical Systems, Inc.(a)	18,737	3,718,170
Insulet Corp.(a)	45,687	7,286,620
Integra LifeSciences Holdings Corp.(a)	47,284	1,805,776
Intuitive Surgical, Inc.(a)	231,310	67,609,600
Masimo Corp.(a)(b)	31,624	2,772,792
Medtronic PLC	879,634	68,928,120
Novocure Ltd.(a)	67,214	1,085,506
Penumbra, Inc.(a)	24,159	5,844,304
QuidelOrtho Corp.(a)	35,545	2,596,207
ResMed, Inc.	95,726	14,155,004
Shockwave Medical, Inc.(a)	23,631	4,704,932
STERIS PLC	65,390	14,347,874
Stryker Corp.	235,276	64,293,872
Tandem Diabetes Care, Inc.(a)(b)	40,218	835,328
Teleflex, Inc.(b)	30,845	6,058,266
Zimmer Biomet Holdings, Inc.	138,457	15,537,644

		648,141,450

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)	59,878	4,210,022
agilon health, Inc.(a)(b)	188,041	3,339,608
Amedisys, Inc.(a)	22,448	2,096,643
Cardinal Health, Inc.(b)	170,076	14,765,998
Cencora, Inc.(b)	106,576	19,180,483
Centene Corp.(a)	361,550	24,903,564
Chemed Corp.	9,419	4,895,054
Cigna Group	192,603	55,097,940
CVS Health Corp.	848,617	59,250,439
DaVita, Inc., Series B(a)	34,794	3,289,077
Elevance Health, Inc.	157,004	68,362,682
Encompass Health Corp.(b)	66,260	4,450,022
HCA Healthcare, Inc.	134,873	33,176,060
Henry Schein, Inc.(a)	87,387	6,488,485
Humana, Inc.	82,402	40,090,221
Laboratory Corp. of America Holdings(b)	59,111	11,884,267
McKesson Corp.	90,369	39,296,960
Molina Healthcare, Inc.(a)	38,242	12,539,169
Premier, Inc., Class A	73,783	1,586,334

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	74,800	$9,115,128
R1 RCM, Inc.(a)(b)	99,623	1,501,319
Tenet Healthcare Corp.(a)	65,034	4,285,090
UnitedHealth Group, Inc.	615,242	310,198,864
Universal Health Services, Inc., Class B(b)	40,255	5,061,261

		739,064,690

Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.(b)	256,344	3,914,373
Healthpeak Properties, Inc.	357,375	6,561,405
Medical Properties Trust, Inc.(b)	386,511	2,106,485
Omega Healthcare Investors, Inc.(b)	157,038	5,207,380
Ventas, Inc.(b)	266,486	11,227,055
Welltower, Inc.	327,677	26,843,300

		55,859,998

Health Care Technology(a) — 0.1%
Certara, Inc.(b)	72,883	1,059,719
Doximity, Inc., Class A	72,647	1,541,569
Teladoc Health, Inc.(b)	111,586	2,074,384
Veeva Systems, Inc., Class A	95,486	19,426,627

		24,102,299

Hotel & Resort REITs(b) — 0.0%
Host Hotels & Resorts, Inc.	466,331	7,493,939
Park Hotels & Resorts, Inc.	137,179	1,690,045

		9,183,984

Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)(b)	267,362	36,684,740
Aramark	151,401	5,253,615
Booking Holdings, Inc., Series 20-2(a)	24,563	75,751,064
Boyd Gaming Corp.(b)	47,336	2,879,449
Caesars Entertainment, Inc.(a)	136,394	6,321,862
Carnival Corp.(a)	660,318	9,059,563
Cava Group, Inc.(a)(b)	10,677	327,037
Chipotle Mexican Grill, Inc.(a)	18,118	33,189,096
Choice Hotels International, Inc.(b)	20,148	2,468,331
Churchill Downs, Inc.(b)	47,722	5,537,661
Darden Restaurants, Inc.(b)	79,579	11,397,304
Domino’s Pizza, Inc.(b)	23,313	8,830,731
DoorDash, Inc., Class A(a)	198,910	15,807,378
DraftKings, Inc., Class A(a)	275,563	8,112,575
Expedia Group, Inc.(a)(b)	94,903	9,781,652
Hilton Worldwide Holdings, Inc.	169,523	25,458,964
Hyatt Hotels Corp., Class A(b)	30,663	3,252,731
Las Vegas Sands Corp.	221,160	10,137,974
Marriott International, Inc., Class A(b)	166,427	32,712,891
Marriott Vacations Worldwide Corp.(b)	24,763	2,491,901
McDonald’s Corp.	482,704	127,163,542
MGM Resorts International(b)	198,869	7,310,424
Norwegian Cruise Line Holdings Ltd.(a)	285,379	4,703,046
Penn Entertainment, Inc.(a)	102,537	2,353,224
Planet Fitness, Inc., Class A(a)(b)	54,225	2,666,786
Royal Caribbean Cruises Ltd.(a)	154,301	14,217,294
Starbucks Corp.	747,134	68,190,920
Texas Roadhouse, Inc.	43,567	4,186,789
Travel & Leisure Co.	50,043	1,838,079
Vail Resorts, Inc.(b)	26,148	5,801,980
Wendy’s Co.(b)	117,565	2,399,502
Wingstop, Inc.(b)	19,517	3,509,937
Wyndham Hotels & Resorts, Inc.	55,651	3,869,971

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.	68,574	$6,336,923
Yum! Brands, Inc.	184,880	23,098,907

		583,103,843

Household Durables — 0.4%
D.R. Horton, Inc.(b)	205,182	22,050,909
Garmin Ltd.(b)	101,293	10,656,024
Leggett & Platt, Inc.(b)	87,296	2,218,191
Lennar Corp., B Shares(b)	8,229	841,251
Lennar Corp., Class A	163,994	18,405,047
Mohawk Industries, Inc.(a)	33,663	2,888,622
Newell Brands, Inc.	247,682	2,236,568
NVR, Inc.(a)	1,947	11,610,545
PulteGroup, Inc.	144,600	10,707,630
Tempur Sealy International, Inc.(b)	109,975	4,766,316
Toll Brothers, Inc.(b)	73,857	5,462,464
TopBuild Corp.(a)	21,227	5,340,713
Whirlpool Corp.(b)	34,431	4,603,425

		101,787,705

Household Products — 1.2%
Church & Dwight Co., Inc.(b)	161,052	14,757,195
Clorox Co.(b)	82,116	10,762,123
Colgate-Palmolive Co.	541,359	38,496,038
Kimberly-Clark Corp.	222,187	26,851,299
Procter & Gamble Co.	1,558,224	227,282,553
Reynolds Consumer Products, Inc.(b)	33,158	849,840
Spectrum Brands Holdings, Inc.(b)	24,898	1,950,758

		320,949,806

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Series 2021	434,646	6,606,619
Brookfield Renewable Corp., Class A(b)	91,361	2,187,182
Clearway Energy, Inc., Class A	22,840	454,973
Clearway Energy, Inc., Class C	53,375	1,129,415
Vistra Corp.(b)	252,103	8,364,778

		18,742,967

Industrial Conglomerates — 0.7%
3M Co.(b)	362,694	33,955,412
General Electric Co.	717,599	79,330,570
Honeywell International, Inc.	440,677	81,410,669

		194,696,651

Industrial REITs — 0.4%
Americold Realty Trust, Inc.(b)	181,695	5,525,345
EastGroup Properties, Inc.(b)	29,035	4,835,198
First Industrial Realty Trust, Inc.	87,217	4,150,657
Prologis, Inc.(b)	610,856	68,544,152
Rexford Industrial Realty, Inc.(b)	137,226	6,772,103
STAG Industrial, Inc.(b)	117,012	4,038,084

		93,865,539

Insurance — 2.3%
Aflac, Inc.(b)	396,891	30,461,384
Allstate Corp.(b)	172,948	19,268,137
American Financial Group, Inc.	47,944	5,353,906
American International Group, Inc.(b)	483,816	29,319,250
Aon PLC, Class A	133,363	43,238,952
Arch Capital Group Ltd.(a)	235,809	18,796,335
Arthur J Gallagher & Co.(b)	139,627	31,825,182
Assurant, Inc.(b)	34,964	5,020,131
Assured Guaranty Ltd.	35,383	2,141,379
Axis Capital Holdings Ltd.	53,100	2,993,247
Brighthouse Financial, Inc.(a)	43,389	2,123,458

Security	Shares	Value

Insurance (continued)
Brown & Brown, Inc.(b)	156,296	$10,915,713
Chubb Ltd.	273,223	56,879,564
Cincinnati Financial Corp.(b)	102,628	10,497,818
CNA Financial Corp.	18,457	726,283
Everest Group Ltd.	28,057	10,427,945
Fidelity National Financial, Inc.(b)	166,043	6,857,576
First American Financial Corp.	66,930	3,780,876
Globe Life, Inc.	60,268	6,552,940
Hanover Insurance Group, Inc.	22,545	2,502,044
Hartford Financial Services Group, Inc.(b)	202,401	14,352,255
Kemper Corp.	42,302	1,777,953
Kinsale Capital Group, Inc.	14,224	5,890,585
Lincoln National Corp.	118,878	2,935,098
Loews Corp.	126,588	8,014,286
Markel Group, Inc.(a)	8,667	12,762,071
Marsh & McLennan Cos., Inc.	326,524	62,137,517
MetLife, Inc.	426,548	26,834,135
Old Republic International Corp.	175,157	4,718,729
Primerica, Inc.(b)	24,602	4,773,034
Principal Financial Group, Inc.	159,378	11,486,372
Progressive Corp.	385,542	53,706,001
Prudential Financial, Inc.	242,033	22,966,511
Reinsurance Group of America, Inc.	44,369	6,441,935
RenaissanceRe Holdings Ltd.	32,364	6,405,483
RLI Corp.(b)	26,206	3,561,133
Ryan Specialty Holdings, Inc., Class A(a)(b)	61,134	2,958,886
Travelers Cos., Inc.	152,031	24,828,183
Unum Group	128,283	6,310,241
W.R. Berkley Corp.	140,189	8,900,600
White Mountains Insurance Group Ltd.(b)	1,740	2,602,501
Willis Towers Watson PLC	70,263	14,682,156

		608,727,785

Interactive Media & Services(a) — 5.3%
Alphabet, Inc., Class A	3,933,247	514,704,702
Alphabet, Inc., Class C	3,366,289	443,845,205
IAC, Inc.	52,124	2,626,528
Match Group, Inc.	182,874	7,164,089
Meta Platforms, Inc., Class A	1,464,005	439,508,941
Pinterest, Inc., Class A	391,717	10,588,111
TripAdvisor, Inc.	69,707	1,155,742
ZoomInfo Technologies, Inc., CLass A	205,582	3,371,545

		1,422,964,863

IT Services — 1.4%
Accenture PLC, Class A	418,210	128,436,473
Akamai Technologies, Inc.(a)	101,718	10,837,036
Amdocs Ltd.(b)	78,257	6,611,934
Cloudflare, Inc., Class A(a)(b)	189,815	11,965,938
Cognizant Technology Solutions Corp., Class A(b)	334,971	22,690,935
DXC Technology Co.(a)	145,187	3,024,245
EPAM Systems, Inc.(a)	37,125	9,492,491
Gartner, Inc.(a)	50,608	17,389,415
Globant SA(a)	26,741	5,290,707
GoDaddy, Inc., Class A(a)	101,093	7,529,407
International Business Machines Corp.	601,392	84,375,298
Kyndryl Holdings, Inc.(a)	150,125	2,266,887
MongoDB, Inc., Class A(a)	43,303	14,976,776
Okta, Inc., Class A(a)	97,930	7,982,274
Snowflake, Inc., Class A(a)(b)	206,017	31,473,217

6

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Twilio, Inc., Class A(a)	113,214	$6,626,415
VeriSign, Inc.(a)	59,670	12,084,965

		383,054,413

Leisure Products — 0.1%
Brunswick Corp., Series A(b)	46,500	3,673,500
Hasbro, Inc.(b)	86,407	5,714,959
Mattel, Inc.(a)	236,606	5,212,430
Peloton Interactive, Inc., Class A(a)(b)	211,296	1,067,045
Polaris, Inc.(b)	36,049	3,754,143
YETI Holdings, Inc.(a)	55,061	2,655,041

		22,077,118

Life Sciences Tools & Services — 1.6%
10X Genomics, Inc., Class A(a)	61,186	2,523,922
Agilent Technologies, Inc.(b)	194,729	21,774,597
Avantor, Inc.(a)	444,755	9,375,435
Azenta, Inc.(a)(b)	43,636	2,190,091
Bio-Rad Laboratories, Inc., Series L, Class A(a)	14,036	5,031,204
Bio-Techne Corp.	102,397	6,970,164
Bruker Corp., Series A	71,786	4,472,268
Charles River Laboratories International, Inc.(a)	32,816	6,431,280
Danaher Corp.	435,618	108,076,826
Fortrea Holdings, Inc.(a)(b)	57,757	1,651,273
ICON PLC(a)	54,189	13,344,041
Illumina, Inc.(a)	104,249	14,311,303
IQVIA Holdings, Inc.(a)	121,565	23,917,914
Maravai LifeSciences Holdings, Inc., Class A(a)	64,873	648,730
Medpace Holdings, Inc.(a)	15,182	3,676,018
Mettler-Toledo International, Inc.(a)	14,360	15,911,885
QIAGEN NV(a)	148,127	5,999,143
Repligen Corp.(a)(b)	37,193	5,914,059
Revvity, Inc.(b)	82,235	9,103,414
Sotera Health Co.(a)(b)	62,387	934,557
Thermo Fisher Scientific, Inc.	255,341	129,245,954
Waters Corp.(a)(b)	38,509	10,559,553
West Pharmaceutical Services, Inc.	48,791	18,306,871

		420,370,502

Machinery — 1.9%
AGCO Corp.	42,073	4,976,394
Allison Transmission Holdings, Inc., Series 2021	60,337	3,563,503
Caterpillar, Inc.	341,808	93,313,584
CNH Industrial NV	637,087	7,708,753
Crane Co.(b)	32,784	2,912,531
Cummins, Inc.	93,495	21,359,868
Deere & Co., Series B	179,908	67,893,681
Donaldson Co., Inc.	81,516	4,861,614
Dover Corp.(b)	91,962	12,829,619
Esab Corp.	36,615	2,571,105
Flowserve Corp.(b)	83,545	3,322,585
Fortive Corp.(b)	233,162	17,291,294
Gates Industrial Corp. PLC(a)	77,258	896,965
Graco, Inc.(b)	109,143	7,954,342
IDEX Corp.(b)	49,838	10,367,301
Illinois Tool Works, Inc.(b)	200,053	46,074,206
Ingersoll Rand, Inc.	267,624	17,053,001
ITT, Inc.(b)	55,667	5,450,356
Lincoln Electric Holdings, Inc.(b)	36,713	6,674,056
Middleby Corp.(a)	35,472	4,540,416
Nordson Corp.	37,798	8,435,380
Oshkosh Corp.(b)	41,901	3,998,612
Otis Worldwide Corp.(b)	272,590	21,891,703

Security	Shares	Value

Machinery (continued)
PACCAR, Inc.	338,091	$28,744,497
Parker-Hannifin Corp.	84,943	33,086,997
Pentair PLC	109,181	7,069,470
RBC Bearings, Inc.(a)(b)	18,422	4,313,143
Snap-on, Inc.(b)	34,054	8,685,813
Stanley Black & Decker, Inc.(b)	100,920	8,434,894
Timken Co.	42,622	3,132,291
Toro Co.(b)	68,655	5,705,231
Westinghouse Air Brake Technologies Corp.	117,548	12,491,826
Xylem, Inc.	156,348	14,232,358

		501,837,389

Marine Transportation — 0.0%
Kirby Corp.(a)	40,402	3,345,286

Media — 0.9%
Cable One, Inc.(b)	3,861	2,376,986
Charter Communications, Inc., Class A(a)(b)	67,612	29,737,110
Comcast Corp., Class A	2,728,067	120,962,491
DISH Network Corp., Class A(a)(b)	158,444	928,482
Fox Corp., Class A(b)	189,637	5,916,674
Fox Corp., Class B	91,794	2,651,011
Interpublic Group of Cos., Inc.(b)	251,358	7,203,920
Liberty Broadband Corp., Class A(a)	10,629	966,282
Liberty Broadband Corp., Class C(a)	77,230	7,052,644
Liberty Media Corp.-Liberty SiriusXM(a)	97,641	2,485,940
Liberty Media Corp.-Liberty SiriusXM, Class A	50,444	1,283,800
New York Times Co., Class A(b)	107,071	4,411,325
News Corp., Class A(b)	255,958	5,134,517
News Corp., Class B(b)	72,039	1,503,454
Nexstar Media Group, Inc., Class A(b)	22,046	3,160,735
Omnicom Group, Inc.(b)	130,347	9,708,244
Paramount Global, Class A(b)	7,797	123,115
Paramount Global, Class B(b)	371,970	4,798,413
Sirius XM Holdings, Inc.(b)	461,307	2,085,108
Trade Desk, Inc., Class A(a)(b)	290,568	22,707,889

		235,198,140

Metals & Mining — 0.5%
Alcoa Corp.(b)	114,871	3,338,151
Cleveland-Cliffs, Inc.(a)(b)	338,246	5,286,785
Freeport-McMoRan, Inc.	942,229	35,135,720
MP Materials Corp., Class A(a)(b)	73,191	1,397,948
Newmont Corp.(b)	524,746	19,389,365
Nucor Corp.(b)	166,001	25,954,256
Reliance Steel & Aluminum Co.	38,880	10,195,502
Royal Gold, Inc.(b)	43,044	4,576,869
Southern Copper Corp.(b)	57,210	4,307,341
SSR Mining, Inc.(b)	142,062	1,888,004
Steel Dynamics, Inc.(b)	107,445	11,520,253
U.S. Steel Corp.(b)	151,259	4,912,892

		127,903,086

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	381,020	3,596,829
Annaly Capital Management, Inc.	325,377	6,120,341
Rithm Capital Corp.	317,470	2,949,296
Starwood Property Trust, Inc.	195,893	3,790,530

		16,456,996

Multi-Utilities — 0.6%
Ameren Corp.(b)	172,658	12,919,998
CenterPoint Energy, Inc.(b)	418,582	11,238,927
CMS Energy Corp.(b)	193,365	10,269,615
Consolidated Edison, Inc.(b)	228,803	19,569,521

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Dominion Energy, Inc., Series A	551,306	$24,626,839
DTE Energy Co.(b)	135,836	13,485,798
NiSource, Inc.(b)	277,294	6,843,616
Public Service Enterprise Group, Inc.(b)	327,918	18,661,813
Sempra	415,538	28,269,050
WEC Energy Group, Inc.	208,069	16,759,958

		162,645,135

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(b)	113,076	11,318,907
Boston Properties, Inc.(b)	104,329	6,205,489
Cousins Properties, Inc.	97,224	1,980,453
Highwoods Properties, Inc.(b)	69,806	1,438,702
Kilroy Realty Corp.(b)	79,511	2,513,343
Vornado Realty Trust(b)	122,396	2,775,941

		26,232,835

Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.(b)	216,141	2,589,369
Antero Resources Corp.(a)	184,466	4,681,747
APA Corp.	207,235	8,517,359
Cheniere Energy, Inc.	159,894	26,536,008
Chesapeake Energy Corp.(b)	83,614	7,210,035
Chevron Corp.	1,171,100	197,470,882
ConocoPhillips(b)	802,517	96,141,537
Coterra Energy, Inc.	493,616	13,352,313
Devon Energy Corp.	422,624	20,159,165
Diamondback Energy, Inc.(b)	119,444	18,499,487
DT Midstream, Inc.(a)(b)	66,007	3,493,090
EOG Resources, Inc.	387,677	49,141,937
EQT Corp.(b)	239,325	9,711,808
Exxon Mobil Corp.(b)	2,651,303	311,740,207
Hess Corp.	183,254	28,037,862
HF Sinclair Corp.(b)	95,611	5,443,134
Kinder Morgan, Inc.(b)	1,293,343	21,443,627
Marathon Oil Corp.	411,792	11,015,436
Marathon Petroleum Corp.	280,599	42,465,853
New Fortress Energy, Inc., Class A(b)	44,774	1,467,692
Occidental Petroleum Corp.(b)	460,063	29,848,887
ONEOK, Inc.	294,978	18,710,455
Ovintiv, Inc.(b)	169,730	8,074,056
Phillips 66	303,895	36,512,984
Pioneer Natural Resources Co.	153,510	35,238,220
Range Resources Corp.(b)	157,080	5,090,963
Southwestern Energy Co.(a)	742,727	4,790,589
Targa Resources Corp.	147,447	12,639,157
Texas Pacific Land Corp.(b)	3,901	7,113,708
Valero Energy Corp.	237,726	33,688,151
Williams Cos., Inc.(b)	803,103	27,056,540

		1,097,882,258

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	40,981	2,265,020

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)(b)	84,295	3,125,659
American Airlines Group, Inc., Series AA(a)(b)	432,176	5,536,174
Delta Air Lines, Inc.	423,104	15,654,848
Southwest Airlines Co.(b)	393,838	10,661,195
United Airlines Holdings, Inc., Series 16-2(a)	215,337	9,108,755

		44,086,631

Personal Care Products — 0.2%
Coty, Inc., Series 2020, Class A(a)	235,728	2,585,936

Security	Shares	Value

Personal Care Products (continued)
Estee Lauder Cos., Inc., Class A	151,626	$21,917,538
Kenvue, Inc.	1,147,853	23,048,888
Olaplex Holdings, Inc.(a)	74,023	144,345

		47,696,707

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.(b)	1,391,382	80,755,811
Catalent, Inc.(a)	116,437	5,301,377
Elanco Animal Health, Inc.(a)	322,932	3,629,756
Eli Lilly & Co.	560,131	300,863,164
Jazz Pharmaceuticals PLC(a)	41,109	5,321,149
Johnson & Johnson(b)	1,595,136	248,442,432
Merck & Co., Inc.	1,681,204	173,079,952
Organon & Co.	174,957	3,037,253
Perrigo Co. PLC	90,368	2,887,257
Pfizer, Inc.	3,739,813	124,049,597
Royalty Pharma PLC, Class A	243,399	6,605,849
Viatris, Inc.	797,717	7,865,490
Zoetis, Inc., Class A	306,795	53,376,194

		1,015,215,281

Professional Services — 0.9%
Automatic Data Processing, Inc.	272,839	65,639,607
Booz Allen Hamilton Holding Corp., Class A	86,212	9,420,385
Broadridge Financial Solutions, Inc.	77,714	13,914,692
CACI International, Inc., Class A(a)	14,538	4,563,914
Ceridian HCM Holding, Inc.(a)(b)	97,210	6,595,699
Clarivate PLC(a)(b)	308,961	2,073,128
Concentrix Corp.(b)	30,351	2,431,419
Dun & Bradstreet Holdings, Inc.(b)	189,122	1,889,329
Equifax, Inc.(b)	80,340	14,716,681
FTI Consulting, Inc.(a)	21,712	3,873,638
Genpact Ltd.	115,892	4,195,290
Jacobs Solutions, Inc.	83,948	11,458,902
KBR, Inc.(b)	87,338	5,147,702
Leidos Holdings, Inc.	90,707	8,359,557
ManpowerGroup, Inc.(b)	31,642	2,319,991
Paychex, Inc.	212,480	24,505,318
Paycom Software, Inc.	34,233	8,875,590
Paycor HCM, Inc.(a)(b)	42,568	971,827
Paylocity Holding Corp.(a)	28,167	5,117,944
Robert Half, Inc.(b)	70,752	5,184,707
Science Applications International Corp.	35,280	3,723,451
SS&C Technologies Holdings, Inc.(b)	143,749	7,552,572
TransUnion(b)	127,777	9,173,111
Verisk Analytics, Inc.	94,083	22,226,168

		243,930,622

Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	204,253	15,086,127
CoStar Group, Inc.	266,549	20,494,953
Howard Hughes Holdings, Inc.	21,687	1,607,657
Jones Lang LaSalle, Inc.	31,071	4,386,604
Zillow Group, Inc., Class A	39,481	1,768,354
Zillow Group, Inc., Class C(b)	103,809	4,791,823

		48,135,518

Residential REITs — 0.4%
American Homes 4 Rent, Class A(b)	219,472	7,394,012
Apartment Income REIT Corp.	97,015	2,978,361
AvalonBay Communities, Inc.(b)	93,746	16,099,938
Camden Property Trust	68,324	6,462,084
Equity LifeStyle Properties, Inc.(b)	117,467	7,483,823
Equity Residential	245,928	14,438,433

8

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Essex Property Trust, Inc.(b)	42,293	$8,969,922
Invitation Homes, Inc.(b)	405,293	12,843,735
Mid-America Apartment Communities, Inc.	76,888	9,891,641
Sun Communities, Inc.	81,413	9,634,414
UDR, Inc.	218,979	7,810,981

		104,007,344

Retail REITs — 0.3%
Agree Realty Corp.(b)	62,531	3,454,212
Brixmor Property Group, Inc.(b)	200,839	4,173,434
Federal Realty Investment Trust(b)	52,212	4,731,974
Kimco Realty Corp.(b)	397,513	6,992,254
NNN REIT, Inc.	118,800	4,198,392
Realty Income Corp.(b)	445,695	22,258,008
Regency Centers Corp.(b)	119,472	7,101,416
Simon Property Group, Inc.(b)	213,964	23,114,531
Spirit Realty Capital, Inc.	95,310	3,195,744

		79,219,965

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc., Series E(a)	1,060,912	109,082,972
Allegro MicroSystems, Inc.(a)	46,915	1,498,465
Analog Devices, Inc.(b)	335,060	58,665,655
Applied Materials, Inc.	558,785	77,363,783
Broadcom, Inc.	267,416	222,110,381
Cirrus Logic, Inc.(a)	36,491	2,698,874
Enphase Energy, Inc.(a)(b)	87,731	10,540,880
Entegris, Inc.(b)	99,376	9,332,400
First Solar, Inc.(a)	70,155	11,336,347
GLOBALFOUNDRIES, Inc.(a)(b)	51,690	3,007,841
Intel Corp.(b)	2,763,133	98,229,378
KLA Corp.	90,494	41,505,978
Lam Research Corp.	88,916	55,729,881
Lattice Semiconductor Corp.(a)	88,431	7,598,876
Marvell Technology, Inc.	568,452	30,770,307
Microchip Technology, Inc.	354,665	27,681,603
Micron Technology, Inc.	724,857	49,312,022
MKS Instruments, Inc.(b)	43,736	3,784,914
Monolithic Power Systems, Inc.(b)	29,913	13,819,806
NVIDIA Corp.	1,572,718	684,116,603
ON Semiconductor Corp.(a)	284,310	26,426,615
Qorvo, Inc.(a)	64,853	6,191,516
QUALCOMM, Inc.(b)	738,457	82,013,034
Skyworks Solutions, Inc.(b)	105,628	10,413,865
Teradyne, Inc.(b)	102,742	10,321,461
Texas Instruments, Inc.	600,811	95,534,957
Universal Display Corp.(b)	30,786	4,833,094
Wolfspeed, Inc.(a)(b)	80,018	3,048,686

		1,756,970,194

Software — 10.1%
Adobe, Inc.(a)	303,269	154,636,863
Alteryx, Inc., Class A(a)(b)	39,880	1,503,077
ANSYS, Inc.(a)	57,220	17,025,811
AppLovin Corp., Class A(a)	150,122	5,998,875
Aspen Technology, Inc.(a)	18,995	3,879,919
Atlassian Corp., Class A(a)	95,415	19,227,077
Autodesk, Inc.(a)	141,721	29,323,492
Bentley Systems, Inc., Class B(b)	126,643	6,352,413
Bill Holdings, Inc.(a)(b)	67,602	7,339,549
Cadence Design Systems, Inc.(a)	178,307	41,777,330
CCC Intelligent Solutions Holdings, Inc.(a)	132,561	1,769,689
Confluent, Inc., Class A(a)(b)	121,959	3,611,206

Security	Shares	Value

Software (continued)
Crowdstrike Holdings, Inc., Class A(a)	138,802	$23,232,679
Datadog, Inc., Series B, Class A(a)	180,049	16,400,663
DocuSign, Inc.(a)	133,321	5,599,482
Dolby Laboratories, Inc., Class A	38,321	3,037,322
DoubleVerify Holdings, Inc.(a)(b)	83,152	2,324,098
Dropbox, Inc., Class A(a)	173,645	4,728,353
Dynatrace, Inc.(a)	158,991	7,429,649
Elastic NV(a)	51,528	4,186,135
Fair Isaac Corp.(a)	15,975	13,874,767
Five9, Inc.(a)	48,260	3,103,118
Fortinet, Inc.(a)	433,127	25,415,892
Gen Digital, Inc.(b)	363,013	6,418,070
Gitlab, Inc., Class A(a)	57,984	2,622,036
Guidewire Software, Inc.(a)	52,797	4,751,730
HashiCorp, Inc., Class A(a)	60,506	1,381,352
HubSpot, Inc.(a)(b)	30,107	14,827,698
Informatica, Inc., Class A(a)(b)	33,234	700,240
Intuit, Inc.	180,809	92,382,550
Manhattan Associates, Inc.(a)	40,829	8,070,260
Microsoft Corp.	4,925,927	1,555,361,450
nCino, Inc.(a)(b)	42,161	1,340,720
NCR Corp.(a)	79,327	2,139,449
New Relic, Inc.(a)	34,542	2,957,486
Nutanix, Inc., Class A(a)	153,425	5,351,464
Oracle Corp.	1,006,380	106,595,770
Palantir Technologies, Inc., Class A(a)(b)	1,235,063	19,761,008
Palo Alto Networks, Inc.(a)(b)	199,468	46,763,278
Pegasystems, Inc.(b)	29,753	1,291,578
Procore Technologies, Inc.(a)(b)	51,718	3,378,220
PTC, Inc.(a)	75,763	10,734,102
RingCentral, Inc., Class A(a)	55,109	1,632,880
Roper Technologies, Inc.	70,265	34,027,934
Salesforce, Inc.(a)	626,477	127,037,006
SentinelOne, Inc., Class A(a)	152,124	2,564,811
ServiceNow, Inc.(a)	134,780	75,336,629
Smartsheet, Inc., Class A(a)	81,384	3,292,797
Splunk, Inc.(a)	106,303	15,546,814
Synopsys, Inc.(a)	100,202	45,989,712
Teradata Corp.(a)	69,364	3,122,767
Tyler Technologies, Inc.(a)	27,559	10,641,632
UiPath, Inc., Class A(a)(b)	241,123	4,125,615
Unity Software, Inc.(a)(b)	187,325	5,880,132
VMware, Inc., Class A(a)	141,867	23,618,018
Workday, Inc., Class A(a)(b)	131,555	28,264,592
Zoom Video Communications, Inc., Class A(a)	165,952	11,606,683
Zscaler, Inc.(a)(b)	57,528	8,950,782

		2,690,244,724

Specialized REITs — 1.0%
American Tower Corp.	308,638	50,755,519
Crown Castle, Inc.	285,344	26,260,208
CubeSmart	147,990	5,642,859
Digital Realty Trust, Inc.(b)	197,529	23,904,959
EPR Properties(b)	50,315	2,090,085
Equinix, Inc.	61,577	44,720,912
Extra Space Storage, Inc.(b)	137,885	16,764,058
Gaming and Leisure Properties, Inc.(b)	167,475	7,628,486
Iron Mountain, Inc.(b)	193,706	11,515,822
Lamar Advertising Co., Class A(b)	57,162	4,771,312
National Storage Affiliates Trust(b)	56,789	1,802,483
Public Storage(b)	103,327	27,228,731
Rayonier, Inc.(b)	92,634	2,636,364

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
SBA Communications Corp.	70,835	$14,179,042
VICI Properties, Inc.(b)	661,906	19,261,465
Weyerhaeuser Co.	482,874	14,804,917

		273,967,222

Specialty Retail — 2.1%
Advance Auto Parts, Inc.(b)	38,621	2,160,072
AutoNation, Inc.(a)(b)	19,625	2,971,225
AutoZone, Inc.(a)	12,109	30,756,739
Bath & Body Works, Inc.(b)	148,477	5,018,523
Best Buy Co., Inc.(b)	128,844	8,950,793
Burlington Stores, Inc.(a)	43,142	5,837,113
CarMax, Inc.(a)(b)	103,509	7,321,192
Dick’s Sporting Goods, Inc.(b)	39,609	4,300,745
Five Below, Inc., Series C(a)(b)	36,780	5,917,902
Floor & Decor Holdings, Inc., Class A(a)(b)	67,684	6,125,402
GameStop Corp., Class A(a)(b)	176,004	2,897,026
Gap, Inc.(b)	121,344	1,289,887
Home Depot, Inc.	670,313	202,541,776
Lithia Motors, Inc.(b)	18,025	5,323,323
Lowe’s Cos., Inc.(b)	393,700	81,826,608
Murphy USA, Inc.(b)	12,878	4,400,799
O’Reilly Automotive, Inc.(a)	40,260	36,590,704
Penske Automotive Group, Inc.(b)	12,936	2,161,088
Petco Health & Wellness Co., Inc.(a)(b)	47,926	196,017
RH(a)	11,414	3,017,405
Ross Stores, Inc.	221,447	25,012,439
TJX Cos., Inc.	762,763	67,794,375
Tractor Supply Co.(b)	72,204	14,661,022
Ulta Beauty, Inc.(a)	32,978	13,173,062
Valvoline, Inc.(b)	111,697	3,601,111
Victoria’s Secret & Co.(a)	56,422	941,119
Wayfair, Inc., Class A(a)(b)	53,014	3,211,058
Williams-Sonoma, Inc.(b)	43,713	6,793,000

		554,791,525

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc., Series BB	9,877,682	1,691,157,935
Hewlett Packard Enterprise Co.	855,814	14,865,489
HP, Inc.(b)	571,858	14,696,751
NetApp, Inc.	140,980	10,697,562
Pure Storage, Inc., Class A(a)(b)	185,988	6,624,893
Western Digital Corp.(a)	211,175	9,635,915

		1,747,678,545

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	79,938	4,205,538
Carter’s, Inc.(b)	23,015	1,591,487
Columbia Sportswear Co.(b)	23,947	1,774,473
Crocs, Inc.(a)	39,646	3,497,967
Deckers Outdoor Corp., Series B(a)	17,102	8,791,967
Lululemon Athletica, Inc.(a)	73,374	28,293,748
NIKE, Inc., Class B(b)	787,330	75,284,495
PVH Corp.	42,093	3,220,535
Ralph Lauren Corp., Class A(b)	27,377	3,178,196
Skechers USA, Inc., Class A(a)	91,218	4,465,121
Tapestry, Inc.	153,133	4,402,574
Under Armour, Inc., Class A(a)	126,836	868,827
Under Armour, Inc., Class C(a)	128,526	819,996
VF Corp.(b)	233,620	4,128,065

		144,522,989

Security	Shares	Value

Tobacco — 0.5%
Altria Group, Inc.	1,178,324	$49,548,524
Philip Morris International, Inc.	1,027,146	95,093,177

		144,641,701

Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A	68,474	2,698,560
Core & Main, Inc., Class A(a)(b)	55,988	1,615,254
Fastenal Co.	376,494	20,571,632
Ferguson PLC	136,048	22,375,815
MSC Industrial Direct Co., Inc., Class A(b)	30,370	2,980,816
SiteOne Landscape Supply, Inc.(a)(b)	30,150	4,928,017
United Rentals, Inc.(b)	45,234	20,109,679
W.W.Grainger, Inc.	29,432	20,362,235
Watsco, Inc.(b)	21,550	8,139,866
WESCO International, Inc.	28,726	4,131,373

		107,913,247

Water Utilities — 0.1%
American Water Works Co., Inc.(b)	128,474	15,908,936
Essential Utilities, Inc.	160,007	5,493,040

		21,401,976

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	358,302	50,180,195

Total Common Stocks — 98.1% (Cost: $16,530,339,521)		26,218,704,206

Investment Companies

Equity Funds — 1.0%
iShares Russell 1000 ETF(b)(c)	1,172,382	275,404,256

Total Investment Companies — 1.0% (Cost: $254,439,209)		275,404,256

Total Long-Term Investments — 99.1% (Cost: $16,784,778,730)		26,494,108,462

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(e)(f)	1,983,477,851	1,984,072,894
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(e)	243,196,504	243,196,504

Total Short-Term Securities — 8.4% (Cost: $2,226,441,558)		2,227,269,398

Total Investments — 107.5% (Cost: $19,011,220,288)		28,721,377,860
Liabilities in Excess of Other Assets — (7.5)%		(1,993,304,202)

Net Assets — 100.0%		$26,728,073,658

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,931,142,333	$53,055,365	(a)	$—	$(138,192)	$13,388	$1,984,072,894	1,983,477,851	$6,292,805	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	174,719,313	68,477,191	(a)	—	—	—	243,196,504	243,196,504	6,417,569		—
BlackRock, Inc.	67,759,909	4,258,827		(2,380,596)	(211,840)	(6,030,198)	63,396,102	98,062	1,456,580		—
iShares Russell 1000 ETF	235,505,777	1,418,437,722		(1,403,582,843)	5,869,386	19,174,214	275,404,256	1,172,382	2,098,339		—

					$5,519,354	$13,157,404	$2,566,069,756		$16,265,293		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	950	12/15/23	$205,461	$(8,519,093)
S&P Mid 400 E-Mini Index	59	12/15/23	14,870	(463,893)

				$(8,982,986)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$398,184,315	$—	$—	$398,184,315
Air Freight & Logistics	137,857,251	—	—	137,857,251
Automobile Components	36,241,852	—	—	36,241,852
Automobiles	538,741,174	—	—	538,741,174
Banks	790,595,628	—	—	790,595,628
Beverages	396,366,424	—	—	396,366,424
Biotechnology	616,571,015	—	—	616,571,015
Broadline Retail	799,099,857	—	—	799,099,857
Building Products	160,561,309	—	—	160,561,309
Capital Markets	791,487,446	—	—	791,487,446
Chemicals	435,699,931	—	—	435,699,931
Commercial Services & Supplies	144,090,169	—	—	144,090,169
Communications Equipment	226,584,927	—	—	226,584,927
Construction & Engineering	45,741,264	—	—	45,741,264
Construction Materials	38,166,226	—	—	38,166,226
Consumer Finance	122,530,193	—	—	122,530,193
Consumer Staples Distribution & Retail	465,025,727	—	—	465,025,727
Containers & Packaging	82,628,998	35,049	—	82,664,047
Distributors	31,053,798	—	—	31,053,798
Diversified Consumer Services	16,506,548	—	—	16,506,548
Diversified REITs	7,483,861	—	—	7,483,861
Diversified Telecommunication Services	167,508,771	—	1	167,508,772
Electric Utilities	386,996,356	—	—	386,996,356
Electrical Equipment	185,335,653	—	—	185,335,653
Electronic Equipment, Instruments & Components	154,989,631	—	—	154,989,631
Energy Equipment & Services	113,905,648	—	—	113,905,648
Entertainment	357,720,067	—	—	357,720,067
Financial Services	1,124,113,926	—	—	1,124,113,926
Food Products	251,158,673	—	—	251,158,673
Gas Utilities	16,280,343	—	—	16,280,343
Ground Transportation	284,378,031	—	—	284,378,031
Health Care Equipment & Supplies	648,141,450	—	—	648,141,450
Health Care Providers & Services	739,064,690	—	—	739,064,690
Health Care REITs	55,859,998	—	—	55,859,998
Health Care Technology	24,102,299	—	—	24,102,299
Hotel & Resort REITs	9,183,984	—	—	9,183,984
Hotels, Restaurants & Leisure	583,103,843	—	—	583,103,843
Household Durables	101,787,705	—	—	101,787,705
Household Products	320,949,806	—	—	320,949,806
Independent Power and Renewable Electricity Producers	18,742,967	—	—	18,742,967
Industrial Conglomerates	194,696,651	—	—	194,696,651
Industrial REITs	93,865,539	—	—	93,865,539
Insurance	608,727,785	—	—	608,727,785
Interactive Media & Services	1,422,964,863	—	—	1,422,964,863
IT Services	383,054,413	—	—	383,054,413
Leisure Products	22,077,118	—	—	22,077,118
Life Sciences Tools & Services	420,370,502	—	—	420,370,502
Machinery	501,837,389	—	—	501,837,389
Marine Transportation	3,345,286	—	—	3,345,286
Media	235,198,140	—	—	235,198,140
Metals & Mining	127,903,086	—	—	127,903,086
Mortgage Real Estate Investment Trusts (REITs)	16,456,996	—	—	16,456,996
Multi-Utilities	162,645,135	—	—	162,645,135
Office REITs	26,232,835	—	—	26,232,835
Oil, Gas & Consumable Fuels	1,097,882,258	—	—	1,097,882,258
Paper & Forest Products	2,265,020	—	—	2,265,020
Passenger Airlines	44,086,631	—	—	44,086,631

12

Schedule of Investments (unaudited) (continued) September 30, 2023	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Personal Care Products	$47,696,707	$—	$—	$47,696,707
Pharmaceuticals	1,015,215,281	—	—	1,015,215,281
Professional Services	243,930,622	—	—	243,930,622
Real Estate Management & Development	48,135,518	—	—	48,135,518
Residential REITs	104,007,344	—	—	104,007,344
Retail REITs	79,219,965	—	—	79,219,965
Semiconductors & Semiconductor Equipment	1,756,970,194	—	—	1,756,970,194
Software	2,690,244,724	—	—	2,690,244,724
Specialized REITs	273,967,222	—	—	273,967,222
Specialty Retail	554,791,525	—	—	554,791,525
Technology Hardware, Storage & Peripherals	1,747,678,545	—	—	1,747,678,545
Textiles, Apparel & Luxury Goods	144,522,989	—	—	144,522,989
Tobacco	144,641,701	—	—	144,641,701
Trading Companies & Distributors	107,913,247	—	—	107,913,247
Water Utilities	21,401,976	—	—	21,401,976
Wireless Telecommunication Services	50,180,195	—	—	50,180,195
Investment Companies	275,404,256	—	—	275,404,256
Short-Term Securities
Money Market Funds	2,227,269,398	—	—	2,227,269,398

	$28,721,342,810	$35,049	$1	$28,721,377,860

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(8,982,986)	$—	$—	$(8,982,986)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13